Subsequent Events (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands											6 Months Ended	12 Months Ended
	Oct. 31, 2024	Oct. 22, 2024	Oct. 15, 2024	Oct. 11, 2024	Oct. 01, 2024	Sep. 30, 2024	Aug. 07, 2024	May 31, 2024	Mar. 31, 2024	Mar. 29, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2021	Oct. 08, 2024	Dec. 31, 2022
Subsequent event
Short-term loan											¥ 500,000	¥ 400,000
Interest rate										1.20%
Exercise price of stock options											¥ 943	¥ 867	¥ 857		¥ 865
Number of shares exercised											55,850
Amount received for the shares exercised											¥ 8,101
Issuance of common stock													¥ 87,642
Forfeited due to the expiration												3,200
Aggregate principal amount											¥ 500,000	¥ 500,000
Japan Gene Medicine Corporation
Subsequent event
Percentage of ownership interest											70.00%
Transaction costs											¥ 2,000,000
Percentage of remaining voting interests acquired											30.00%
Subsequent Event
Subsequent event
Short-term loan						¥ 300,000				¥ 200,000
Interest rate								1.475%
Subsequent Event | Triple One Investment Limited
Subsequent event
Aggregate principal amount														¥ 300,000
Interest rate														2.00%
Subsequent Event | MEDIROM Rehab Solutions Inc
Subsequent event
Cash consideration					¥ 20,882
Subsequent Event | Employee Stock Option | Employees
Subsequent event
Number of shares exercised						103,600			55,850
Amount received for the shares exercised						¥ 13,261			¥ 8,101
Subsequent Event | Fifth series of stock options | Employees
Subsequent event
Exercise price of stock options									¥ 400
Forfeited due to the expiration						1,000
Subsequent Event | Ninth series of stock options | Employees
Subsequent event
Exercise price of stock options						¥ 128			¥ 128
Forfeited due to the expiration						135,200
Subsequent Event | Seventh Series Stock Option | Employees
Subsequent event
Forfeited due to the expiration						500
Subsequent Event | TIBOR
Subsequent event
Interest rate						1.20%				1.20%
Subsequent Event | Series A Preferred Stock | MEDIROM MOTHER Labs Inc. ("MML") | NFES
Subsequent event
Purchase of assets							¥ 100,080
Purchase of assets (in shares)							556
Subsequent Event | Series A Preferred Stock | MEDIROM MOTHER Labs Inc. ("MML") | Elematec Corporation
Subsequent event
Purchase of assets				¥ 100,080
Purchase of assets (in shares)				556
Subsequent Event | Series A Preferred Stock | MEDIROM MOTHER Labs Inc. ("MML") | M3, Inc
Subsequent event
Issuance of common stock			¥ 5,040
Issuance of common stock (in shares)			28
Subsequent Event | Series A Preferred Stock | MEDIROM MOTHER Labs Inc. ("MML") | Investor And Eagle Capital Inc
Subsequent event
Issuance of common stock		¥ 10,080
Issuance of common stock (in shares)	56	56
Subsequent Event | Series A Preferred Stock | MEDIROM MOTHER Labs Inc. ("MML") | Eagle Capital Inc
Subsequent event
Issuance of common stock (in shares)		28
Subsequent Event | Series A Preferred Stock | Investor | MEDIROM MOTHER Labs Inc. ("MML")
Subsequent event
Issuance of common stock		¥ 5,040				¥ 45,000
Issuance of common stock (in shares)		28				250